Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases

Note 18. Leases

The Group has historically entered into a number of lease arrangements under which it is the lessee. As of June 30, 2026, the Group’s operating leases relate to premises and office equipment. The Group does not sublease. All of its operating leases include multiple optional renewal periods which are not reasonably certain to be exercised.

As of June 30, 2026, the Group holds five finance leases relating to IT equipment. During the six months ended June 30, 2026, the Group completed one sale and leaseback transaction relating to IT equipment. The transaction met the criteria for a sale under ASC 606, and, accordingly, the Group derecognized the assets sold and recognized a right-of-use asset and lease liability in accordance with ASC 842. The leaseback arrangements are classified as finance leases.

During the six months ended June 30, 2026, and 2025, the Group recognized rent expenses associated with its leases as follows:

	Unaudited 6 months ended June 30,
USD’000	2026	2025
Finance lease cost
Amortization of right-of-use assets	37	-
Interest on lease liabilities	2	-

Operating lease cost:
Fixed rent expense	590	323
Variable lease cost	70	-
Short-term lease cost	-	-
Net lease cost	699	323
Lease cost - Cost of sales		-
Lease cost - General & administrative expenses	699	323
Net lease cost	699	323

During the six months ended June 30, 2026, and 2025, the Group had the following cash and non-cash activities associated with its leases:

	As of June 30,	As of June 30,
USD’000	2026 (unaudited)	2025 (unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	590	337
Financing cash flows from finance leases	39	-
Non-cash investing and financing activities:
Net lease cost	699	323
Additions to ROU assets obtained from:
New operating lease liabilities		70
New finance lease liabilities	39	-

The following table provides the details of right-of-use assets and lease liabilities as of June 30, 2026 and December 31, 2025.

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Right-of-use assets:
Operating leases	5,975	6,366
Finance leases	87	126
Total right-of-use assets	6,062	6,492
Lease liabilities:
Operating leases	5,910	6,468
Finance leases	90	129
Total lease liabilities	6,000	6,597

As of June 30, 2026, future minimum annual lease payments were as follows:

	USD’000	USD’000	USD’000
Year	Operating	Finance	Total
2026	572	28	600
2027	877	52	929
2028	858	36	894
2029	857	9	866
2030 and beyond	3,586	10	3,596
Total future minimum operating and finance lease payments	6,750	135	6,885
Less effects of discounting	(840)	(45)	(885)
Lease liabilities recognized	5,910	90	6,000

As of June 30, 2026, the weighted-average remaining lease term was 7.52 years for operating leases and 2.90 years for finance leases.

As leases do not provide an implicit rate, the Group calculated an estimate rate based upon the estimated incremental borrowing rate of the Group. The weighted average discount rate associated with operating lease as of June 30, 2026 was 3.79%. The weighted average discount rate associated with finance lease as of June 30, 2026 was 2.92%.